CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 540,101	$ 615,749	$ 326,714
Accounts receivable, net	701,701	84,365	756,095
Inventory	1,604,926	1,790,952	2,172,327
Total Current Assets	2,846,728	2,491,066
Other Assets	4,406	3,000	0
Property and equipment, net	644,029	698,580	849,027
Intangible assets	3,052,650	3,167,945
Operating lease right of use asset	454,469	499,758	196,299
Total Assets	7,002,282	6,860,349	7,484,742
Current Liabilities
Accounts payable and accrued liabilities	197,188	113,443
Sales tax payable	18,755	15,456	12,665
Current portion of operating lease payable	126,468	171,757	181,199
Deferred revenue	71,064	91,775	779,128
Intangible Assets		3,167,945	3,184,280
Total Current Liabilities	413,475	392,431	1,028,749
Non-current Liabilities
Loan payable - related party	0	261,684
PPP loans payable	0	317,328
Operating lease payable	328,001	328,001
Total Non-current Liabilities	328,001	907,013	1,169,373
Liabilities & Equity
Total Liabilities	741,476	1,299,444	2,198,122
Stockholders' Equity
Common stock par value $0.01: 100,000,000 shares authorized; 4,878,417 issued and outstanding as of March 31, 2022 and December 31, 2021	48,783	48,783	48,783
Additional Paid In Capital	5,242,832	5,242,832	5,242,832
Retained Earnings	969,191	269,290	(4,995)
Dividends Paid		(310,280)
Total Stockholders' Equity	6,260,806	5,560,905	5,286,621
Net Income		584,394	10,641
Total Equity		5,560,905	5,286,620
Total Liabilities and Stockholders' Equity	$ 7,002,282	$ 6,860,349	$ 7,484,742
Dividends Paid Per Share		$ 0.07	$ 0